Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Assets
Fixed maturities, available-for-sale, at fair value amortized cost		$ 329,883		$ 214,045		$ 193,200
Short-term investments		27,098		0		1,957
Total investments		356,981		214,045		195,157
Cash and cash equivalents		144,784		173,220		61,645
Restricted cash		39,540		6,052		523
Premiums receivable, net		54,172		51,594		36,769
Accrued investment income		3,183		2,174		1,695
Income taxes receivable				0		768
Prepaid reinsurance premiums		444,042		268,254		225,930
Reinsurance recoverable, net		371,882		462,097		325,290
Property and equipment, net		6,255		1,843		1,317
Right-of-use assets – operating leases		992		2,498		4,500
Deferred income tax asset, net		6,655		0
Other assets		5,194		16,368		8,441
Total assets		1,433,680		1,198,145		862,035
Liabilities:
Unpaid losses and loss adjustment expenses		363,445		475,708		279,392
Income tax payable		1,304		11,873		0
Unearned premiums		504,281		421,881		333,802
Reinsurance payable		177,568		56,348		61,061
Advance premiums		20,812		6,561		10,693
Deferred income tax liability, net		0		1,122		3,233
Long-term debt		721		1,029		1,441
Lease liabilities – operating leases		1,028		2,612		4,641
Deferred policy acquisition costs, net of unearned ceding commissions		22,897		31,931		5,137
Other liabilities and accrued expenses		25,744		26,688		28,669
Total liabilities		1,117,800		1,035,753		728,069
Commitments and contingencies
Shareholders' equity
Common stock	[1]	20		13
Additional paid-in capital	[1]	105,821		10,274
Retained earnings		208,310	[1]	152,432	[1]	124,714
Accumulated other comprehensive loss, net of taxes		1,729	[1]	(327)	[1]	(1,035)
Total shareholders' equity		315,880	[1]	162,392	[1]	133,966
Total liabilities and shareholders' equity		$ 1,433,680		1,198,145		862,035
Class B units
Temporary members' equity:
Temporary members' equity				0		0
Class A units
Temporary members' equity:
Temporary members' equity				10,287		10,287
Class C units
Temporary members' equity:
Temporary members' equity				$ 0		$ 0

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of American Integrity Insurance Group, Inc. as a result of the Corporate Contribution. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 13 — “Earnings Per Share.”